Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129670
Shareholder Report [Line Items]
Fund Name	Target 2035 Fund
Class Name	Investor Class
Trading Symbol	RPGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2035 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2035 Fund - Investor Class	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2035 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,395	10,445	10,364
2016	10,332	10,693	10,366
2017	10,946	11,520	10,980
2017	11,439	11,769	11,350
2017	11,784	12,123	11,648
2017	12,268	13,074	12,298
2018	12,431	13,389	12,451
2018	12,421	13,542	12,526
2018	12,700	14,577	12,944
2018	12,171	13,797	12,312
2019	12,600	14,065	12,639
2019	12,611	13,880	12,514
2019	13,180	14,768	13,042
2019	13,719	15,934	13,793
2020	13,379	15,036	13,164
2020	13,358	15,471	13,161
2020	14,829	17,935	14,567
2020	15,645	18,966	15,379
2021	16,588	20,347	16,259
2021	17,570	22,264	17,402
2021	18,181	23,861	17,984
2021	17,875	23,961	17,731
2022	17,162	22,849	17,234
2022	16,122	21,444	16,346
2022	15,420	20,692	15,622
2022	15,771	21,373	16,043
2023	15,729	21,004	16,143
2023	16,041	21,880	16,436
2023	16,760	23,745	17,198
2023	16,915	24,067	17,353
2024	18,184	27,012	18,670
2024	18,729	27,916	19,186
2024	19,632	29,953	20,269
2024	20,127	32,367	20,727
2025	20,101	31,748	20,756
2025	20,294	31,578	21,152
2025	21,424	34,698	22,529
2025	22,233	36,765	23,492
2026	23,348	37,150	24,656
2026	24,023	40,876	25,739

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2035 Fund (Investor Class)	18.38%	6.46%	9.16%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2035 Index (Strategy Benchmark)	21.69	8.14	9.92

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 513,929,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,224,000
InvestmentCompanyPortfolioTurnover	32.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$513,929 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	44.2%
Domestic Bond Funds	27.0
International Equity Funds	17.8
International Bond Funds	9.5
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.3%
T. Rowe Price New Income Fund	10.9
T. Rowe Price Growth Stock Fund	10.5
T. Rowe Price Value Fund	10.4
T. Rowe Price Equity Index 500 Fund	5.8
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price International Value Equity Fund	5.1
T. Rowe Price Overseas Stock Fund	4.6
T. Rowe Price International Bond Fund (USD Hedged)	4.3
T. Rowe Price International Stock Fund	4.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129671
Shareholder Report [Line Items]
Fund Name	Target 2035 Fund
Class Name	Advisor Class
Trading Symbol	PATVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2035 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2035 Fund - Advisor Class	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2035 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,396	10,445	10,364
2016	10,324	10,693	10,366
2017	10,928	11,520	10,980
2017	11,413	11,769	11,350
2017	11,757	12,123	11,648
2017	12,223	13,074	12,298
2018	12,376	13,389	12,451
2018	12,356	13,542	12,526
2018	12,635	14,577	12,944
2018	12,097	13,797	12,312
2019	12,512	14,065	12,639
2019	12,522	13,880	12,514
2019	13,079	14,768	13,042
2019	13,605	15,934	13,793
2020	13,258	15,036	13,164
2020	13,237	15,471	13,161
2020	14,675	17,935	14,567
2020	15,473	18,966	15,379
2021	16,386	20,347	16,259
2021	17,359	22,264	17,402
2021	17,954	23,861	17,984
2021	17,629	23,961	17,731
2022	16,924	22,849	17,234
2022	15,884	21,444	16,346
2022	15,180	20,692	15,622
2022	15,515	21,373	16,043
2023	15,469	21,004	16,143
2023	15,775	21,880	16,436
2023	16,469	23,745	17,198
2023	16,599	24,067	17,353
2024	17,839	27,012	18,670
2024	18,361	27,916	19,186
2024	19,234	29,953	20,269
2024	19,707	32,367	20,727
2025	19,667	31,748	20,756
2025	19,843	31,578	21,152
2025	20,936	34,698	22,529
2025	21,714	36,765	23,492
2026	22,797	37,150	24,656
2026	23,429	40,876	25,739

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2035 Fund (Advisor Class)	18.07%	6.18%	8.89%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2035 Index (Strategy Benchmark)	21.69	8.14	9.92

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 513,929,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,224,000
InvestmentCompanyPortfolioTurnover	32.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$513,929 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	44.2%
Domestic Bond Funds	27.0
International Equity Funds	17.8
International Bond Funds	9.5
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.3%
T. Rowe Price New Income Fund	10.9
T. Rowe Price Growth Stock Fund	10.5
T. Rowe Price Value Fund	10.4
T. Rowe Price Equity Index 500 Fund	5.8
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price International Value Equity Fund	5.1
T. Rowe Price Overseas Stock Fund	4.6
T. Rowe Price International Bond Fund (USD Hedged)	4.3
T. Rowe Price International Stock Fund	4.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169046
Shareholder Report [Line Items]
Fund Name	Target 2035 Fund
Class Name	I Class
Trading Symbol	TPGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2035 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2035 Fund - I Class	$42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2035 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	520,197	522,241	518,223
2016	517,056	534,647	518,313
2017	548,219	575,993	549,010
2017	572,460	588,456	567,499
2017	590,174	606,127	582,422
2017	614,415	653,724	614,917
2018	622,994	669,441	622,529
2018	622,512	677,086	626,288
2018	636,967	728,858	647,211
2018	610,467	689,853	615,607
2019	632,556	703,243	631,931
2019	633,066	693,987	625,685
2019	662,143	738,405	652,092
2019	689,180	796,715	689,665
2020	672,647	751,784	658,175
2020	672,116	773,543	658,056
2020	745,969	896,730	728,346
2020	787,411	948,279	768,926
2021	834,775	1,017,369	812,960
2021	885,201	1,113,218	870,103
2021	916,444	1,193,037	899,175
2021	901,096	1,198,049	886,541
2022	865,148	1,142,441	861,676
2022	813,319	1,072,208	817,287
2022	778,576	1,034,579	781,088
2022	796,232	1,068,629	802,159
2023	794,640	1,050,213	807,136
2023	810,968	1,094,023	821,822
2023	847,858	1,187,255	859,912
2023	855,719	1,203,368	867,659
2024	919,973	1,350,596	933,503
2024	948,135	1,395,788	959,323
2024	994,447	1,497,655	1,013,427
2024	1,020,106	1,618,354	1,036,356
2025	1,018,738	1,587,401	1,037,825
2025	1,029,154	1,578,892	1,057,602
2025	1,086,437	1,734,883	1,126,452
2025	1,128,098	1,838,256	1,174,621
2026	1,185,577	1,857,519	1,232,799
2026	1,219,850	2,043,802	1,286,961

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2035 Fund (I Class)	18.53%	6.62%	9.33%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2035 Index (Strategy Benchmark)	21.69	8.14	9.92

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 513,929,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,224,000
InvestmentCompanyPortfolioTurnover	32.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$513,929 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	44.2%
Domestic Bond Funds	27.0
International Equity Funds	17.8
International Bond Funds	9.5
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.3%
T. Rowe Price New Income Fund	10.9
T. Rowe Price Growth Stock Fund	10.5
T. Rowe Price Value Fund	10.4
T. Rowe Price Equity Index 500 Fund	5.8
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price International Value Equity Fund	5.1
T. Rowe Price Overseas Stock Fund	4.6
T. Rowe Price International Bond Fund (USD Hedged)	4.3
T. Rowe Price International Stock Fund	4.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless